Lease liability and Right-of-use assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 1,920	$ 1,803
Lease liabilities undiscounted	3,347	3,199
Interest for discounting lease liabilities	1,427	1,396
Less current lease liabilities	(263)	(235)
Less current lease liabilities undiscounted	(300)	(291)
Less current lease liabilities interests for discounting	(37)	(56)
Non-current lease liabilities	1,657	1,568
Non-current lease liabilities undiscounted	3,047	2,908
Commitments for leases not yet commenced	890	123
Most material lease with lease term extension	$ 700	$ 700
Lease term end date	2071	2071
Information about lessee's exposure arising from extension options and termination options	At December 31, 2025 and 2024, there were no material future cash outflows, including extension options, excluded from the measurement of lease liabilities. The Company’s most material lease with a lease term extension, representing a lease liability value of USD 0.7 billion (2024: USD 0.7 billion), has a determined lease term end date of 2071 (2024: 2071). Non-enforceable extension options of up to 10 years have not been included within the measurement of this lease liability, and do not have a material impact to the carrying value of the lease for either 2025 or 2024. Should the landlord agree to a lease extension, rent will be referenced to the market rates as at the commencement of the extension period.In 2025, the Company completed one sale and leaseback transaction (2024: two, 2023: two) as part of its facilities strategy. This generated USD 32 million in net cash (2024: USD 9 million, 2023: USD 273 million). This transaction resulted in no lease liability (2024: USD 14 million, 2023: USD 146 million) and USD 1 million in right-of-use assets (2024: USD 2 million, 2023: USD 109 million). Extension options were included where assessed likely to be exercised. The transaction resulted in a net gain of USD 21 million (2024: net loss of USD 10 million, 2023: net gain of USD 18 million).
Not later than one year [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	$ 263	$ 235
Lease liabilities undiscounted	300	291
Interest for discounting lease liabilities	37	56
Commitments for leases not yet commenced	38
Later than one year and not later than two years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	227	203
Lease liabilities undiscounted	267	252
Interest for discounting lease liabilities	40	49
Commitments for leases not yet commenced	6
Later than two years and not later than three years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	165	168
Lease liabilities undiscounted	210	209
Interest for discounting lease liabilities	45	41
Commitments for leases not yet commenced	23
Later than three years and not later than four years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	114	117
Lease liabilities undiscounted	156	153
Interest for discounting lease liabilities	42	36
Commitments for leases not yet commenced	47
Later than four years and not later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	80	86
Lease liabilities undiscounted	115	116
Interest for discounting lease liabilities	35	30
Commitments for leases not yet commenced	48
Later than five years [member]
Disclosure of maturity analysis of total lease liabilities [line items]
Lease liabilities	1,071	994
Lease liabilities undiscounted	2,299	2,178
Interest for discounting lease liabilities	1,228	$ 1,184
Commitments for leases not yet commenced	$ 728